Basis of Presentation and Going Concern (Details) $ in Thousands, $ in Millions	Aug. 12, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Basis of Presentation and Going Concern [Line Items]
Current liability		$ 4,192,257	$ 3,317,432
Cash and cash equivalent		383,241	$ 509,798	$ 547,386	$ 552,064
Forecast [Member]
Basis of Presentation and Going Concern [Line Items]
Finance provided for further source of liquidity	$ 120
Telesat GEO [Member]
Basis of Presentation and Going Concern [Line Items]
Current liability		2,700,000
Cash and cash equivalent		$ 160,800